N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2024
Amendment Flag	false
C000031732 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	TYPE/ INVESTMENT OBJECTIVE
Temporary Fee Reductions, Current Expenses [Text Block]	This Eligible Fund’s Current Expense reflects a temporary fee reduction.
C000031732 [Member] | Empower Mid Cap Value Fund Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class	[1]
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	8.12%

[1]	This Eligible Fund’s Current Expense reflects a temporary fee reduction.